Taxation - Schedule of Taxation Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxation Expense [Abstract]
Current tax charge	[1]	$ 6,978	$ 10,049	$ 4,260
Deferred tax charge		349	858	994
Taxation expense		$ 7,327	$ 10,907	$ 5,254

[1]	The current tax charge for 2025 incorporates a withholding tax credit amounting to $0.15 million